Summary of Plant Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Land	763	$ 819
Buildings and equipment	25,209	23,857
Central office and other network equipment	129,619	121,594
Cable, poles and conduit	54,797	55,240
Leasehold improvements	6,374	5,877
Work in progress	4,580	4,176
Furniture, vehicles and other	9,166	9,302
Plant, property and equipment	230,508	220,865
Less accumulated depreciation	140,561	131,909
Total	89,947	$ 88,956
Buildings and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	15 years
Buildings and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	45 years
Central Office and Other Network Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	3 years
Central Office and Other Network Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	15 years
Cable Poles and Conduit | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	11 years
Cable Poles and Conduit | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	50 years
Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	5 years
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	20 years
Furniture Vehicles and Other | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	3 years
Furniture Vehicles and Other | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	20 years